Income Taxes - Summary of Provision for Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure representing major components of tax expense income [line items]
Current taxes	$ 3,889	$ 2,334
Adjustments for current tax of prior periods	(15)	(14)
Origination and reversal of temporary differences	475	173
Effect of changes in tax rates		11
Provision for taxes	4,349	2,504
Unrealized (losses) on FVOCI debt securities	(182)	(58)
Reclassification to earnings of (gains) on FVOCI debt securities	(5)	(14)
(Losses) on derivatives designated as cash flow hedges	(1,794)	(504)
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges	(114)	(149)
Unrealized gains (losses) on hedges of net foreign operations	(124)	180
Gains on remeasurement of pension and other employee future benefit plans	239	341
Gains (Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	465	(70)
Unrealized gains on FVOCI equity securities	1	6
Share-based compensation	5	(10)
Aggregate provision for income tax in Other Comprehensive Income and Equity	(1,509)	(278)
Total provision for income taxes	2,840	2,226
Canada [member]
Disclosure representing major components of tax expense income [line items]
Federal current taxes	1,178	650
Provincial current taxes	672	373
Current taxes	1,850	1,023
Federal Deferred taxes	148	233
Provincial deferred taxes	85	134
Deferred taxes	233	367
Total provision for income taxes	2,083	1,390
Foreign countries [member]
Disclosure representing major components of tax expense income [line items]
Current taxes	953	940
Deferred taxes	(196)	(104)
Total provision for income taxes	$ 757	$ 836